UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04058

The Korea Fund, Inc.

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2014

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

The Korea Fund, Inc. Schedule of Investments

September 30, 2013 (unaudited)

Shares		Value*
COMMON STOCK—98.2%
Air Freight & Logistics—1.4%
26,612	Hyundai Glovis Co., Ltd.	$5,212,759

Auto Components—3.0%
94,400	Hankook Tire Co., Ltd.	5,393,995
383,510	Nexen Tire Corp. (c)	5,708,640

		11,102,635

Automobiles—10.7%
110,729	Hyundai Motor Co.	25,834,520
222,271	Kia Motors Corp.	13,493,275

		39,327,795

Chemicals—5.5%
50,569	LG Chem Ltd.	14,460,605
36,870	OCI Co., Ltd. (c)	5,918,860

		20,379,465

Commercial Banks—8.5%
246,570	Hana Financial Group, Inc.	8,450,519
338,900	KB Financial Group, Inc.	11,931,619
272,352	Shinhan Financial Group Co., Ltd.	11,081,262

		31,463,400

Construction & Engineering—1.0%
64,413	Hyundai Engineering & Construction Co., Ltd.	3,701,725

Electronic Equipment, Instruments & Components—1.3%
61,715	Samsung Electro-Mechanics Co., Ltd.	4,953,592

Hotels, Restaurants & Leisure—2.2%
137,690	Hotel Shilla Co., Ltd. (c)	8,263,204

Household Durables—4.1%
173,241	Coway Co., Ltd.	9,606,484
82,095	LG Electronics, Inc. (c)	5,439,849

		15,046,333

Household Products—1.6%
11,673	LG Household & Health Care Ltd.	5,924,708

Industrial Conglomerates—1.3%
78,651	LG Corp.	4,845,814

Insurance—3.7%
21,155	Samsung Fire & Marine Insurance Co., Ltd.	4,856,768
88,969	Samsung Life Insurance Co., Ltd.	8,652,943

		13,509,711

Internet & Catalog Retail—1.1%
26,736	Hyundai Home Shopping Network Corp.	3,932,740

Internet Software & Services—3.7%
25,991	NHN Corp.	13,463,332

IT Services—3.8%
344,401	KCP Co., Ltd.	3,761,594
94,533	SK C&C Co., Ltd.	10,109,710

		13,871,304

Machinery—4.1%
373,740	Samsung Heavy Industries Co., Ltd.	14,945,149

Media—2.5%
214,580	Cheil Worldwide, Inc. (d)	4,949,574
268,130	CJ Hellovision Co., Ltd. (d)	4,201,081

		9,150,655

The Korea Fund, Inc. Schedule of Investments

September 30, 2013 (unaudited) (continued)

Shares		Value*
Metals & Mining—3.0%
37,162	POSCO	$11,008,569

Multi-line Retail—2.7%
39,640	Hyundai Department Store Co., Ltd.	5,943,126
252,985	Hyundai Greenfood Co., Ltd. (c)	4,046,992

		9,990,118

Oil, Gas & Consumable Fuels—3.2%
68,995	GS Holdings	3,622,646
111,830	S-Oil Corp.	8,106,808

		11,729,454

Pharmaceuticals—2.0%
32,124	Dong-A Pharmaceutical Co., Ltd.	4,588,988
22,094	Dong-A ST Co., Ltd. (d)	2,759,583

		7,348,571

Semiconductors & Semiconductor Equipment—23.3%
63,151	Samsung Electronics Co., Ltd.	80,327,654
183,751	SK Hynix, Inc. (d)	5,174,699

		85,502,353

Textiles, Apparel & Luxury Goods—0.8%
99,840	Youngone Corp.	2,940,429

Tobacco—1.5%
75,192	KT&G Corp.	5,385,696

Wireless Telecommunication Services—2.2%
39,130	SK Telecom Co., Ltd.	8,001,670

	Total Common Stock (cost—$221,147,920)	361,001,181

SHORT-TERM INVESTMENTS—4.4%
Collateral Invested for Securities on Loan (b)—4.4%
15,968,688	BNY Mellon Overnight Government Fund (cost-$15,968,688)	15,968,688

	Total Investments (cost—$237,116,608) (a)(e)—102.6%	376,969,869

	Liabilities in excess of other assets-(2.6)%	(9,401,152)

	Net Assets—100.0%	$367,568,717

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or persons acting at their discretion pursuant to procedures established by the Board of Directors. The Fund’s investments are valued daily and the net asset value (“NAV”) is calculated as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day NYSE is open for business using prices supplied by the dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. For foreign equity securities (with certain exceptions, if any), the Fund fair values its securities daily using modeling tools provided by statistical research service. This service utilizes statistics and programs based on historical performance of markets and other economic data (which may include changes in the value of U.S. securities or security indices).

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than U.S. dollar may be affected significantly on a day that the NYSE is closed. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material.

(a)	Securities with an aggregate value of $361,001,181, representing 98.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)	Purchased with cash collateral received from securities on loan.

(c)	A portion of securities on loan with an aggregate value of $15,190,818; cash collateral of $15,968,688 was received with which the Fund invested in the BNY Mellon Overnight Government Fund.

(d)	Non-income producing.

(e)	At September 30, 2013, the cost basis of portfolio securities for federal income tax purposes was $237,421,188. Gross unrealized appreciation was $144,860,697; gross unrealized depreciation was $5,312,016; and net unrealized appreciation was $139,548,681. The difference between book and tax cost was attributable to wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the investment manager’s (Allianz Global Investors U.S. LLC) and Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund has to measure fair value during the three months ended September 30, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund has generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at September 30, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/13
Investments in Securities—Assets
Common Stock	$—	$361,001,181	$—	$361,001,181
Short-Term Investments	—	15,968,688	—	15,968,688

Totals	$—	$376,969,869	$—	$376,969,869

At September 30, 2013, securities valued at $8,145,279 were transferred from Level 1 to Level 2. This change was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at June 30, 2013, which was applied on September 30, 2013.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Korea Fund, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President & Chief Executive Officer

Date: November 22, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President & Chief Executive Officer

Date: November 22, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 22, 2013